Inventories	12 Months Ended
Dec. 31, 2023
Inventories
Inventories

Note 23     Inventories

Amounts in US$ '000	2023	2022
Crude oil	9,441	12,630
Materials and spares	4,111	1,804
	13,552	14,434

The carrying amount of inventories is not pledged as security for liabilities.